Debt (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt [Line Items]
Repayments of short term debt				$ 6,112	¥ 42,743
Number of vehicles to be purchased				77
Weighted average interest outstanding borrowings	5.10%			3.62%	4.31%
Third Party Vehicle Loan [Member]
Debt [Line Items]
Proceeds from long term loan (in Yuan Renminbi)	¥ 8,861	¥ 8,861	¥ 1,427
Number of vehicles to be purchased	83	83	12	10
Payable for vehicle purchase (in Yuan Renminbi)	¥ 9,052	¥ 9,052	¥ 1,737
Term loan number of monthly instalments			48 months
Long term debt effective rate of interest			10.46%
Number of agreements	3	3
Third Party Vehicle Loan [Member] | Minimum [Member]
Debt [Line Items]
Term loan number of monthly instalments	36 months	36 months
Long term debt effective rate of interest	5.55%	5.55%
Third Party Vehicle Loan [Member] | Maximum [Member]
Debt [Line Items]
Term loan number of monthly instalments	54 months	54 months
Long term debt effective rate of interest	9.99%	9.99%